DIRECT COSTS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
DIRECT COSTS
DIRECT COSTS
Direct costs include all attributable expenses except interest, depreciation and amortization, taxes and fair value changes and primarily relate to cost of sales and compensation. The following table lists direct costs for 2017 and 2016 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Cost of sales	$26,461	$12,487
Compensation	2,795	2,039
Selling, general and administrative expenses	1,339	1,544
Property taxes, sales taxes and other	1,793	1,648
	$32,388	$17,718